CONDENSED BALANCE SHEET - USD ($)	Jun. 30, 2020	Mar. 31, 2020	Jan. 24, 2020	Jan. 14, 2020
Current assets:
Cash and cash equivalents	$ 744,960		$ 0
Prepaid expenses	239,649
Total current assets	984,609
Cash and investments held in Trust Account	690,502,881
Total Assets	691,487,490		35,000
Current liabilities:
Accounts payable and accrued expenses	748,590
Total current liabilities	748,590
Deferred underwriting compensation	24,150,000
Total Liabilities	24,898,590
Class A common shares subject to possible redemptions; 66,158,889 shares at redemption value of approximately $10.00 per share	661,588,890
Stockholders' equity:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding			0
Additional paid-in capital	4,795,409		23,275
Retained earnings	202,592		(928)
Total Stockholders' Equity	5,000,010	$ 5,000,008	24,072	$ 0
Total Liabilities and Stockholders' Equity	691,487,490		35,000
Class A common stock
Stockholders' equity:
Common stock	284		0
Class B common stock
Stockholders' equity:
Common stock	$ 1,725		$ 1,725